Accounts Receivable, Net (Allowance for Doubtful Accounts) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts Receivable, Net [Abstract]
Balance at the beginning of the period	$ 1,349	8,404	2,447	1,398
Additional provision charged to bad debt expenses	4,158	25,902	11,926	1,049
Write-off of bad debt provision	(1,944)	(12,108)	(5,969)	0
Balance at the end of the period	$ 3,563	22,198	8,404	2,447